Shareholder Report, Average Annual Return (Details)		12 Months Ended	25 Months Ended	46 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000026518
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(1.82%)			0.14%	2.07%
C000026517
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026520
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		0.26%			0.16%	1.70%
C000026516
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064132
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026522
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000200438
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000027272
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO ABS and Short-Term Investments Portfolio
C000027276
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO EM Bond and Short-Term Investments Portfolio
C000027278
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO High Yield and Short-Term Investments Portfolio
C000027280
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Investment Grade Credit Bond Portfolio
C000071766
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Long Duration Credit Bond Portfolio
C000106507
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Low Duration Portfolio
C000106508
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Moderate Duration Portfolio
C000027281
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Mortgage and Short-Term Investments Portfolio
C000027282
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Municipal Portfolio
C000027283
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Real Return Portfolio
C000227285
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Sector Fund Series – AM
C000227289
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Sector Fund Series – H
C000227290
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Sector Fund Series – I
C000027273
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Short-Term Portfolio
C000076734
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Short-Term Floating NAV Portfolio II
C000027275
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO U.S. Government and Short-Term Investments Portfolio
C000027279
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO International Portfolio
C000187474
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Short Asset Portfolio
C000113894
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PIMCO Short-Term Floating NAV Portfolio III
Without Sales Load [Member] | C000026518
Average Annual Return [Line Items]
Average Annual Return, Percent		2.00%			0.91%	2.47%
Without Sales Load [Member] | C000026517
Average Annual Return [Line Items]
Average Annual Return, Percent		2.16%			1.06%	2.62%
Without Sales Load [Member] | C000026520
Average Annual Return [Line Items]
Average Annual Return, Percent		1.24%			0.16%	1.70%
Without Sales Load [Member] | C000026516
Average Annual Return [Line Items]
Average Annual Return, Percent		2.41%			1.32%	2.88%
Without Sales Load [Member] | C000064132
Average Annual Return [Line Items]
Average Annual Return, Percent		2.31%			1.22%	2.77%
Without Sales Load [Member] | C000026522
Average Annual Return [Line Items]
Average Annual Return, Percent		1.75%			0.66%	2.21%
Without Sales Load [Member] | C000200438
Average Annual Return [Line Items]
Average Annual Return, Percent		2.26%			1.17%	2.73%
Without Sales Load [Member] | C000227289
Average Annual Return [Line Items]
Average Annual Return, Percent		7.35%	7.68%
Without Sales Load [Member] | C000227290
Average Annual Return [Line Items]
Average Annual Return, Percent		5.79%		4.52%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent		2.77%			1.13%	2.20%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent		2.77%			1.13%	2.20%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent		2.77%			1.13%	2.20%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent		2.77%			1.13%	2.20%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent		2.77%			1.13%	2.20%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent		2.77%			1.13%	2.20%
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent		2.77%			1.13%	2.20%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	5.07%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%		2.45%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
PIMCO INDEX: Bloomberg Asset-Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Asset-Backed Securities Index
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
PIMCO INDEX: Custom JPM ELMI + Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom JPM ELMI + Benchmark
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
PIMCO INDEX: ICE BofAML U.S. High Yield, BB-B Rated Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield, BB-B Rated Index
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
PIMCO INDEX: Bloomberg Credit Investment Garde Index (Ex-Aa3 and Higher)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
PIMCO INDEX: Bloomberg U.S. Long Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Credit Index
PIMCO INDEX: Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Government/Credit Bond Index
PIMCO INDEX: Bloomberg Intermediate Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate Aggregate Bond Index
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Fixed-Rate Index
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
PIMCO INDEX: Bloomberg Municipal Long 22+ Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Long 22+ Bond Index
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Fixed-Rate Index
PIMCO INDEX: ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Average Annual Return, Percent		7.08%	7.12%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Average Annual Return, Percent		4.84%		3.40%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	ICE BofA SOFR Overnight Rate Index
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
PIMCO INDEX: Bloomberg Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Government Bond Index
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
PIMCO INDEX: JPMorgan GBI Global ex-US Index Hedged in USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPMorgan GBI Global ex-US Index Hedged in USD
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[2]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio's primary benchmark.